Annual Operating Expenses - FidelityShortDurationHighIncomeFund-RetailPRO - FidelityShortDurationHighIncomeFund-RetailPRO - Fidelity Short Duration High Income Fund - Fidelity Short Duration High Income Fund
	Jun. 29, 2024
Operating Expenses:
Management fee	0.65%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.06%	[2]
Total annual operating expenses	0.71%

[1]	B The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.13% was previously charged under the services agreements.
[2]	A Adjusted to reflect current fees.